Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Lease

Supplemental balance sheet information related to operating lease was as follows:

	December 31, 2024	December 31, 2023
Right-of-use assets	$371	$377

Lease liabilities current	$109	$330
Lease liabilities non-current	250	-
	$359	$330
	December 31, 2024	December 31, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.26	1.08
Weighted average discount rate	5.50%	5.50%

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2024:

December 31, 2024
For the year ending Dember 31, 2025	$125
For the year ending Dember 31, 2026	131
For the year ending Dember 31, 2027 and thereafter	131
Total lease payments	387
Less: Imputed interest	(28)
Present value of lease liabilities	$359